Mid Cap Strategic Growth Fund Investment Strategy - Mid Cap Strategic Growth Fund	May 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Subadvisers seek long-term capital growth by investing primarily in growth-oriented equity securities of domestic and foreign mid-cap companies. Under normal circumstances, at least 80% of the Fund’s net assets will be invested in securities of mid-cap growth companies.For purposes of the Fund’s 80% investment policy, a company is considered to be a growth company if it: (i) issues securities that are represented in a third-party growth-style index or that are classified as a growth company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “growth metric” similar to those commonly used by third-party index providers or third-party vendors in growth classifications, such as earnings growth, price-to-earnings or sales growth, among others. Generally, mid-cap companies will include companies whose market capitalizations, at the time of purchase, range from the market capitalization of the smallest company included in the Russell Midcap® Growth Index to the market capitalization of the largest company in the Russell Midcap® Growth Index during the most recent 12-month period. As of August 31, 2026 , the median stock by market capitalization in the Index was approximately $2.321 billion, and the largest stock was approximately $114.575 billion. The size of the companies in the Index changes with market conditions and the composition of the Index. The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include emerging market securities. The securities in which the Fund may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Fund may also invest in private placements. As part of its investment process, portfolio management considers environmental, social, and governance (“ESG”) risks and opportunities (“ESG Factors”) that it believes are financially material, alongside other fundamental investment factors. Examples of potential financially material ESG Factors include: corporate governance, company culture, exposure to climate change, and human capital management. To assess ESG Factors, portfolio management uses issuer reports, third-party data, and internally-generated analyses and may engage directly with issuers. ESG Factors are one of many considerations in the investment decision-making process, may not be determinative in deciding to include or exclude an investment from the portfolio, and may not be considered for every investment decision. In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.